LISA TERPENNING
                                                      Counsel
                                                      Law and Regulatory Affairs
                                                      Telephone: (860) 308-7752
                                                      Fax: (860) 308-3923

                                                      May 23, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE:  THE TRAVELERS SERIES TRUST
     FILE NOS. 2-43628; 811-6465
     REGISTRATION STATEMENT ON FORM N-1A
     FILING PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, the Registrant listed above hereby certifies that:

     1. For the Registration Statement listed above, the form of prospectuses that would have been filed under Rule 497(b) or 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

     2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(860) 308-7752.

Very truly yours,

/s/ Lisa Terpenning

Lisa Terpenning